Summary Prospectus Supplement	November 30, 2016

Putnam Retirement Income Fund Lifestyle 1
Summary Prospectus dated November 30, 2016

The information for Robert Schoen in the section Your fund's management is replaced with the following:

Robert Schoen
Chief Investment Officer – Global Asset Allocation, portfolio manager of the fund since 2004

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